NOTES PAYABLE AND CONVERTIBLE DEBENTURES - Schedule of debt (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Notes Payable	$ 66,448,306	$ 50,238,835
Less Unamortized Debt Issuance Costs and Loan Origination Fees	(3,789,358)	(5,383,413)
Net Amount	62,658,948	44,855,422
Less Current Portion of Notes Payable	(40,237)	(37,986)
Notes Payable, Net of Current Portion	62,618,711	44,817,436
Term loan payable maturing in November 2026, 10.00% pe annum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Notes Payable	$ 50,000,000	$ 50,000,000
Stated interest rate	10.00%	10.00%
Convertible Debentures
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Notes Payable	$ 16,006,084
Other
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Notes Payable	$ 442,222	$ 238,835